STATEMENTS OF CHANGES IN STOCKHOLDERS (DEFICIT) EQUITY - USD ($)	CIK 001836707 SBEA Merger Sub LLC Common Class A Common Stock	CIK 001836707 SBEA Merger Sub LLC Common Class A	CIK 001836707 SBEA Merger Sub LLC Common Class B Common Stock	CIK 001836707 SBEA Merger Sub LLC Common Class B	CIK 001836707 SBEA Merger Sub LLC Additional Paid-in Capital	CIK 001836707 SBEA Merger Sub LLC Accumulated Deficit	CIK 001836707 SBEA Merger Sub LLC	Accumulated Deficit	Total
Balance beginning at Dec. 31, 2018								$ (9,700,000)	$ 1,181,000
Net loss								772,000	772,000
Balance end at Dec. 31, 2019								(10,472,000)	(1,249,000)
Net loss								(4,321,000)	(4,321,000)
Balance end at Dec. 31, 2020			$ 863		$ 24,137	$ (3,543)	$ 21,457	(6,151,000)	(102,878,000)
Balance (in Shares) at Dec. 31, 2020			8,625,000
Balance beginning at Dec. 03, 2020	$ 0		$ 0		0	0	0
Balance (in Shares) at Dec. 03, 2020	0		0
Class B common stock issued to Sponsor			$ 863		24,137	0	25,000
Class B common stock issued to Sponsor (in shares)			8,625,000
Net loss	$ 0		$ 0		0	3,543	3,543
Balance end at Dec. 31, 2020			$ 863		24,137	(3,543)	21,457	(6,151,000)	(102,878,000)
Balance (in Shares) at Dec. 31, 2020			8,625,000
Excess of cash received over fair value of Private Placement Warrants:					1,570,109	0	1,570,109
Accretion of Class A shares to redemption amount of Class A common stock					(1,594,246)	(31,412,729)	(33,006,975)
Net loss	0	$ 5,954,435	$ 0	$ 1,778,598	0	7,733,033	7,733,033	13,845,000	13,845,000
Balance end at Dec. 31, 2021	$ 0		$ 863		$ 0	$ (39,149,305)	$ (39,148,442)	$ (19,996,000)	$ (149,491,000)
Balance (in Shares) at Dec. 31, 2021	0		8,625,000